 						       File Number: 333-62166
                                                Filed Pursuant to Rule 497(e)
                                                of the Securities Act of 1933


                                                                    May 24, 2018


                     PIONEER GLOBAL MULTISECTOR INCOME FUND


                SUPPLEMENT TO THE PROSPECTUS DATED MARCH 1, 2018


FUND SUMMARY
Effective June 8, 2018, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Kenneth J. Taubes, Executive Vice President
                       and Chief Investment Officer, U.S. of Amundi
                       Pioneer (portfolio manager of the fund since
                       2013); Andrew Feltus, Managing Director and
                       Co-Director of High Yield of Amundi Pioneer
                       (portfolio manager of the fund since 2013);
                       Paresh Upadhyaya, Senior Vice President and
                       Director of Currency Strategy, U.S of Amundi
                       Pioneer (portfolio manager of the fund since
                       2013); and Brad Komenda, Senior Vice
                       President and Deputy Director of Investment
                       Grade Corporates of Amundi Pioneer (portfolio
                       manager of the fund since June 2018)

MANAGEMENT
Effective June 8, 2018, the following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund's portfolio is the responsibility of Kenneth
J. Taubes. Mr. Taubes is supported by portfolio managers Andrew Feltus, Paresh Upadhyaya, Brad Komenda and the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Amundi Pioneer's affiliates.

Mr. Taubes, Executive Vice President and Chief Investment Officer, U.S. of Amundi Pioneer, is responsible for overseeing the U.S. and global fixed income teams. He joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1982. Mr. Taubes has served as portfolio manager of the fund since 2013.

Mr. Feltus, Managing Director and Co-Director of High Yield of Amundi Pioneer, joined Amundi Pioneer in 1994 and has served as a portfolio manager of the fund since 2013.

Mr. Upadhyaya, Senior Vice President and Director of Currency Strategy, U.S of Amundi Pioneer, joined Amundi Pioneer in 2011. Prior to joining Amundi Pioneer he was Head of G10 FX Strategy at Bank of America-Merrill Lynch from 2010 to 2011. Mr. Upadhyaya has served as portfolio manager of the fund since 2013.

Mr. Komenda, Senior Vice President and Deputy Director of Investment Grade Corporates of Amundi Pioneer, joined Amundi Pioneer in 2008 and has been a portfolio manager of the fund since June 2018.




















                                                                   31048-00-0518
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                    May 24, 2018


                     PIONEER GLOBAL MULTISECTOR INCOME FUND


            SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED MARCH 1, 2018


FUND SUMMARY
Effective June 8, 2018, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Kenneth J. Taubes, Executive Vice President
                       and Chief Investment Officer, U.S. of Amundi
                       Pioneer (portfolio manager of the fund since
                       2013); Andrew Feltus, Managing Director and
                       Co-Director of High Yield of Amundi Pioneer
                       (portfolio manager of the fund since 2013);
                       Paresh Upadhyaya, Senior Vice President and
                       Director of Currency Strategy, U.S of Amundi
                       Pioneer (portfolio manager of the fund since
                       2013); and Brad Komenda, Senior Vice
                       President and Deputy Director of Investment
                       Grade Corporates of Amundi Pioneer (portfolio
                       manager of the fund since June 2018)

                                                                   31049-00-0518
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC